Net Income (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss)	$ (8,404)	$ (5,516)	$ (6,929)	$ 5,389	$ (16,493)	$ (19,678)	$ (18,026)	$ (15,660)	$ (10,537)	$ (20,122)	$ (11,104)	$ (23,549)	$ (63,902)	$ (36,606)
Denominator:
Weighted average number of common shares outstanding	37,421,273			9,101,730						31,944,243	9,035,173
Effect of dilutive securities
Stock options	0			33,864						0	0
Warrants	0			138,273						0	0
Dilutive potential common shares	0			172,137						0	0
Weighted Average Number of Shares Outstanding, Diluted	37,421,273			9,273,867						31,944,243	9,035,173
Earnings Per Share, Basic	$ (0.22)	$ (0.51)	$ (0.66)	$ 0.59	$ (1.84)	$ (2.51)	$ (2.23)	$ (1.94)	$ (1.55)	$ (0.63)	$ (0.30)
Earnings Per Share, Diluted	$ (0.22)			$ 0.58						$ (0.63)	$ (0.30)